Document and Entity Information	Mar. 04, 2025
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Mar. 04, 2025
Entity File Number	001-38546
Entity Registrant Name	NEURONETICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-1051425
Entity Address State Or Province	PA
Entity Address, Address Line One	3222 Phoenixville Pike
Entity Address, City or Town	Malvern
Entity Address, Postal Zip Code	19355
City Area Code	610
Local Phone Number	640-4202
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	STIM
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001227636
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this "Amendment") is filed to provide updates to the Company's financial results for the three months and year ending December 31, 2024 included in the Original Form 8-K as described in Item 2.02 and Item 7.01 below.